Business combinations - Analysis of the cash flow of the acquisition (Details) - COP ($) $ in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021
Analysis of the cash flow of the acquisition
Consideration paid in cash			$ (14,236,814)
Dividends received by Ecopetrol from ISA		$ 371,011	371,011 [1]
Consideration transferred (included in investment activities)	[2]		(13,865,803)
Cash acquired with the business combination (included in investing activities)			4,983,234
Acquisition-related costs	[3]		(69,018)
Costs related to the issuance of debt (included in financing activities)			(42,699)
Acquisition cash flow, net			$ (8,994,286)

[1]	In December 2021, ISA paid dividends to Ecopetrol of $371,011, constituting a deferred tax of $35,033, which was offset from the consideration transferred to be transferred as per the provisions of the acquisition agreement.
[2]	For the consolidated cash flow purposes, the consideration transferred does not include deferred taxes on dividends ($35,033) given that it is a non-cash item.
[3]	Acquisition-related costs correspond to fees for legal and financial advice and commissions.